NEW FUTUREVEST VARIABLE UNIVERSAL LIFE

NEW TOTALACCUMULATOR VARIABLE ADJUSTABLE LIFE

NEW CONSULTANT ACCUMULATOR VARIABLE UNIVERSAL LIFE

NEW CONSULTANT PROTECTOR VARIABLE UNIVERSAL LIFE

Issued by

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

Through

WILTON REASSURANCE LIFE CO OF NEW YORK

VARIABLE LIFE SEPARATE ACCOUNT A

Supplement dated September 17, 2024

to the

Statement of Additional Information dated May 1, 2024

Effective October 1, 2024 Wilton Re Distributors LLC will replace Everlake Distributors, LLC as Principal Underwriter.

As of the effective date the Statement of Additional Information shall be updated as follows:

Principal Underwriter. Wilton Re Distributors LLC serves as principal underwriter of the Policies. Wilton Re Distributors LLC is an affiliate of Wilton Reassurance Life Company of New York. Wilton Re Distributors LLC is a registered broker dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA. The principal business address for Wilton Re Distributors LLC is 4840 N. River Blvd., Cedar Rapids, Iowa 52411.

This supplement updates certain information contained in the statements of additional information, as applicable, for each of the policies listed above. Please read this supplement carefully and keep it for future reference. No other action is required of you.